Loan Servicing - Commercial Mortgage Banking Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Servicing Assets at Fair Value [Line Items]
MSRs at fair value	$ 3,378	$ 3,758
CRE
Servicing Assets at Fair Value [Line Items]
UPB of CRE mortgages serviced for others	31,681	36,622
Mortgage loans sold with recourse	9,661	9,955
Maximum recourse exposure from CRE mortgages sold with recourse liability	2,813	2,861
Recorded reserves related to recourse exposure	16	17
CRE mortgages originated during the year-to-date period	2,989	7,779
MSRs at fair value	$ 272	$ 301